California First Leasing Corporation

Statement of Investments

As of March 31, 2024

Industry-- Percent of Net Assets	Company	Shares	Market Value
Common Stocks-- 88.37%
Auto & Truck Dealerships-- 1.21%	Lithia Mtrs Inc	9,779	$2,942,110
Auto Parts-- 1.41%	Allison Transmission	42,290	3,432,256

Banks - Diversified-- 4.73%	Wells Fargo & Co	106,400	6,166,944
	JP Morgan Chase & Co	4,380	877,314
	Bank of America Corporation	117,500	4,455,600
			11,499,858

Capital Markets-- 3.99%	Goldman Sachs	23,200	9,690,408

Credit Services-- 1.58%	Credit Acceptance Corporation (1)	1,220	672,891
	PayPal Holdings Inc (1)	47,100	3,155,229
			3,828,120

Drug Manufacturers-- 2.96%	Bristol Myers Squibb	132,800	7,201,744
Entertainment-- 0.66%	Netflix.com Inc. (1)	2,650	1,609,425
Footwear & Accessories-- 1.47%	On Holding AG (1)	101,100	3,576,918

Healthcare Plans-- 5.10%	Cigna Corp New	30,710	11,153,565
	United Health Group	2,489	1,231,308
			12,384,873

Insurance - Diversified-- 0.58%	Berkshire Hathaway Inc (1)	3,364	1,414,629
Insurance - Reinsurance-- 1.27%	Everest Group LTD	7,740	3,076,650

Internet Content & Info-- 10.33%	Alphabet Inc. (1)	105,100	15,862,743
	Match Group Inc (1)	68,500	2,485,180
	Meta Platforms Inc	13,907	6,752,961
			25,100,884

Internet Retail-- 0.15%	Alibaba Grp Hldg	4,900	354,564
Oil & Gas E & P-- 3.42%	Ovintiv Inc.	159,925	8,300,108
Oil & Gas Equip & Services-- 2.91%	Schlumberger LTD	129,000	7,070,490
Oil & Gas Integrated-- 7.69%	Exxon Mobil	160,800	18,691,392
Scientific & Technical Instruments-- 0.75%	Sensata Technologies	49,350	1,813,119

Semiconductor Equip & Materials-- 9.54%	Applied Materials	102,000	21,035,460
	Teradyne Incorporated	19,000	2,143,770
			23,179,230

Semiconductors-- 15.95%	Advanced Micro Devices Inc. (1)	37,100	6,696,179
	Marvell Technology Inc	123,000	8,718,240
	Micron Technology Inc	81,300	9,584,457
	Qualcomm Inc	58,650	9,929,445
	Taiwan Semiconductor Co	28,250	3,843,413
			38,771,734

Specialty Business Services-- 1.96%	Global Payments Inc.	35,650	4,764,979

Specialty Chemicals-- 2.58%	Dupont De Nemours	53,940	4,135,580
	Intl Flavors & Fragrance	24,750	2,128,253
			6,263,832

Steel-- 2.24%	Cleveland-Cliffs Inc. (1)	239,000	5,434,860

Telecom Services-- 4.51%	Charter Communications Inc (1)	12,640	3,673,563
	Verizon Communications	173,750	7,290,550
			10,964,113

Thermal Coal-- 0.73%	Consol Energy Inc	21,300	1,784,088
Tobacco-- 0.66%	British American Tobacco	52,500	1,601,250

	Total-Equity Securities		$214,751,634

Short-term Investments-- 12.81%
Bank Deposit-- 0.11%	Liberty Bank, N.A.		$276,234
U.S. Treasuries-- 1.81%	U.S. Treasury Bills (5.33%)*		4,397,442
Money Market Mutual Funds-- 10.88%	JP Morgan Prim MMkt (5.39%)**		11,051,743
	State Street Inst Liquid Rsrvs (5.41%)**		14,712,757
	Goldman FSQ Money Market (5.23%)**		682,433

	Total Short-term Investments		$31,120,609

Total Equity Securities & Short-term Investments-- 101.18%			$245,872,242

Net Assets at March 31, 2024			$243,013,723

(1)	Non-income producing security

*	Weighted average yield to maturity for bill maturing on 04/04/24

**	Rate is the annualized seven-day yield of the fund at period end.